Pension and Postretirement Benefit Plans (Tables)	6 Months Ended
Jun. 30, 2024
Retirement Benefits [Abstract]
Schedule of Net Periodic Benefit Cost
Total benefits cost and amounts recognized in other comprehensive income for the years ended December 31 are as follows:

	U.S.			Non U.S.
(in millions)	2023	2022	2021	2023	2022	2021
Components of net periodic benefit cost
Service cost	$2	$3	$4	$4	$6	$6
Interest cost	17	16	13	4	2	2
Expected return on plan assets	(14)	(14)	(16)	(2)	(2)	(2)
Amortization of net actuarial loss	3	9	18	—	2	3
Settlement losses	—	18	11	—	—	—
Net periodic benefit cost	$8	$32	$30	$6	$8	$9
Amounts recorded in other comprehensive income
Balance at beginning of the year	$92	$167	$238	$3	$41	$46
Net actuarial gain	(15)	(48)	(41)	(3)	(36)	(2)
Amortization of net actuarial loss	(3)	(27)	(30)	—	(2)	(3)
Balance at end of the year	$74	$92	$167	$—	$3	$41
Total benefits cost and amounts recognized in other comprehensive income for the years ended December 31 are as follows:

	U.S.			Canada
(in millions)	2023	2022	2021	2023	2022	2021
Component of net periodic benefit cost
Service cost	$—	$1	$1	$—	$—	$—
Interest cost	1	1	1	—	—	—
Amortization of net actuarial gain	(1)	(1)	—	—	—	—
Net periodic benefit cost	$—	$1	$2	$—	$—	$—
Amounts recorded in other comprehensive income
Balance at beginning of the year	$(13)	$(8)	$(2)	$(1)	$3	$3
Net actuarial gain	—	(6)	(6)	—	(2)	(1)
Amortization of net actuarial gain	1	1	—	—	—	—
Exchange rate loss (gain)	—	—	—	1	(2)	1
Balance at end of the year	$(12)	$(13)	$(8)	$—	$(1)	$3
The components of net periodic benefit cost for the Company’s U.S. defined benefit pension plan were as follows:

	Six Months Ended June 30,
(in millions)	2024	2023
Service cost	$1	$1
Interest cost	8	8
Expected return on plan assets	(7)	(7)
Amortization of net actuarial loss	2	2
Net periodic benefit cost	$4	$4

Schedule of Expected Future Benefit Payments
The following benefit payments, which reflect expected future service, are expected to be paid as follows:

(in millions)	U.S.	Non U.S.	Total
2024	$41	$5	$46
2025	28	5	33
2026	29	5	34
2027	28	5	33
2028	28	4	32
Years 2029 through 2033	126	39	165
The projected future benefit payments, which reflect expected future services are as follows:

(in millions)	U.S.	Canada	Total
2024	$1	$—	$1
2025	1	—	1
2026	1	—	1
2027	1	—	1
2028	1	—	1
Years 2029 through 2033	6	2	8

Schedule of Weighted Average Assumptions
The weighted average assumptions used in the measurement of the benefit obligations at December 31 are as follows:

	U.S.		Non U.S.
	2023	2022	2023	2022
Discount rate	5.0%	5.2%	1.3 - 4.7%	1.7 - 5.2%
Rate of compensation increase	4.0% for 2024 3.0% for 2025+	4.3% for 2023 3.0% for 2024+	2.3 - 4.0%	2.3 - 4.0%
The weighted average assumptions used in the measurement of the net periodic benefit costs for the years ended December 31 are as follows:

	U.S.			Non U.S.
	2023	2022	2021	2023	2022	2021
Discount rate	5.2%	3.0%	2.7%	1.6 - 5.2%	0.8 - 4.2%	0.1 - 2.5%
Expected return on plan assets	7.8%	6.0%	6.0%	1.6 - 5.6%	1.2 - 4.8%	0.6 - 5.0%
Rate of compensation increase	4.25% for 2023 3.0% for 2024+	3.0%	2.3% for 2021 3.0% for 2022+	2.3 - 4.0%	2.3 - 4.0%	1.5 - 4.0%
The following assumptions were used to determine the benefit obligations under the plans at December 31:

	U.S.		Canada
	2023	2022	2023	2022
Discount rate	5.1%	5.2%	4.7%	5.2%
Health care cost trend rate (Pre-65 for U.S.)	7.9%	6.7%	—%	4.6%
Ultimate trend rate reached in 2033 for U.S. / 2040 for Canada	4.5%	4.5%	4.1%	4.1%
The following assumptions were used to determine the net periodic benefit costs under the plans for the years ended December 31:

	U.S.			Canada
	2023	2022	2021	2023	2022	2021
Discount rate	5.2%	3.1%	2.8%	4.7%	5.2%	2.6%
Health care cost trend rate	6.7%	6.3%	6.3%	4.9%	4.6%	4.3%

Schedule of Projected Benefit Obligation in Excess of Plan Assets
The following table provides a reconciliation of changes in the defined benefit pension obligations and fair value of plan assets for the years ended December 31, and a statement of funded status as of December 31:

	U.S.		Non U.S.
(in millions)	2023	2022	2023	2022
Change in projected benefit obligation
Projected benefit obligation at beginning of year	$341	$514	$124	$181
Service cost	2	3	4	6
Interest cost	17	16	4	2
Actuarial loss (gain)	3	(113)	1	(49)
Benefits paid	(27)	(79)	(3)	(2)
Exchange rate loss (gain)	—	—	2	(14)
Projected benefit obligation at end of year	336	341	132	124
Change in fair value of plan assets
Fair value of plan assets at beginning of year	195	325	48	62
Actual return on plan assets	33	(51)	6	(10)
Employer contribution	7	—	3	2
Benefits paid	(27)	(79)	(3)	(2)
Exchange rate gain (loss)	—	—	2	(4)
Fair value of plan assets at end of year	208	195	56	48
Underfunded status of plans	$(128)	$(146)	$(76)	$(76)
Amounts recognized in Consolidated Balance Sheets
Non-current assets	$—	$—	$7	$5
Current liabilities	—	—	(1)	(1)
Non-current liabilities	(128)	(146)	(82)	(80)
Net liability at end of year	$(128)	$(146)	$(76)	$(76)
Amounts recognized in accumulated other comprehensive loss
Prior service credit	$—	$—	$—	$(1)
Net actuarial loss	(74)	(92)	—	(2)
Net amount recognized	$(74)	$(92)	$—	$(3)
The table below outlines the projected benefit obligations and the accumulated benefit obligations in excess of plan assets at December 31:

	U.S.		Non U.S.
(in millions)	2023	2022	2023	2022
Projected benefit obligation	$336	$341	$94	$90
Accumulated benefit obligation	316	318	76	71
Fair value of plan assets	208	195	11	10
The following table sets forth the projected benefit obligation of postretirement benefits at December 31:

	U.S.		Canada
(in millions)	2023	2022	2023	2022
Change in projected benefit obligation
Projected benefit obligation at beginning of year	$16	$22	$5	$8
Service cost	—	1	—	—
Interest cost	1	1	—	—
Actuarial gain	—	(6)	—	(2)
Benefits paid	(1)	(3)	—	—
Plan participant contributions	1	1	—	—
Exchange rate loss (gain)	—	—	1	(1)
Projected postretirement benefit obligation at end of year	$17	$16	$6	$5
Change in fair value of plan assets
Fair value of plan assets at beginning of year	$—	$—	$—	$—
Employer contribution	—	2	—	—
Plan participant contributions	1	1	—	—
Benefits paid	(1)	(3)	—	—
Fair value of plan assets at end of year	—	—	—	—
Underfunded status of plans	$(17)	$(16)	$(6)	$(5)
Amounts recognized in Consolidated Balance Sheets
Current liabilities	$(1)	$(1)	$—	$—
Non-current liabilities	(16)	(15)	(6)	(5)
Total liability at end of year	$(17)	$(16)	$(6)	$(5)
Amounts recognized in accumulated other comprehensive loss
Net actuarial gain	12	13	—	1
Net amount recognized	$12	$13	$—	$1

Schedule of Accumulated Benefit Obligations in Excess of Plan Assets	The table below outlines the projected benefit obligations and the accumulated benefit obligations in excess of plan assets at December 31:

	U.S.		Non U.S.
(in millions)	2023	2022	2023	2022
Projected benefit obligation	$336	$341	$94	$90
Accumulated benefit obligation	316	318	76	71
Fair value of plan assets	208	195	11	10

Schedule of Pension Assets Measured at Fair Value
The following tables present the Company’s fair value hierarchy (as defined in Note 1) for those pension assets measured at fair value at December 31:

	2023
(in millions)	Level 1	Level 2	Level 3	Total Asset Balance
U.S.
Cash and cash equivalents	$2	$—	$—	$2
Fixed-income investments	—	28	—	28
Fixed-income mutual funds	21	—	—	21
Corporate equities	—	22	—	22
Commingled equities	—	43	—	43
Equity mutual funds	43	—	—	43
Real estate mutual funds	10	—	—	10
Private real estate	—	—	6	6
Total U.S. assets in the fair value hierarchy	76	93	6	175
Hedge funds(a)				33
Total U.S. investments at fair value				208
Non U.S.
Cash and cash equivalents	1	—	—	1
Commingled funds	—	32	—	32
Guaranteed investment contracts	—	—	23	23
Total non U.S. assets	1	32	23	56
Total pension assets				$264
__________________
(a)In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Consolidated Balance Sheets. The terms and conditions of the Company’s hedge fund investments vary, however, the majority of the Company’s hedge fund investments may be redeemed quarterly with redemption notice periods between 45-90 days. The Company does not intend to sell or otherwise dispose of these investments at prices different than the net asset value per share.

	2022
(in millions)	Level 1	Level 2	Level 3	Total Asset Balance
U.S.
Cash and cash equivalents	$4	$—	$—	$4
Fixed-income investments	—	23	—	23
Fixed-income mutual funds	21	—	—	21
Corporate equities	—	16	—	16
Commingled equities	—	42	—	42
Equity mutual funds	39	—	—	39
Real estate mutual funds	8	—	—	8
Private real estate	—	—	7	7
Total U.S. assets in the fair value hierarchy	72	81	7	160
Hedge funds(a)				35
Total U.S. investments at fair value				195
Non U.S.
Cash and cash equivalents	1	—	—	1
Commingled funds	—	27	—	27
Guaranteed investment contracts	—	—	20	20
Total non U.S. assets	1	27	20	48
Total pension assets				$243
__________________
(a)Described in previous table.

Summary of Changes in Fair Value of Level 3 Pension Assets
The following table summarizes the changes in fair value of the Company’s Level 3 pension assets:

(in millions)
Balance at December 31, 2021	$27
Purchase, sales and settlements, net	1
Unrealized loss	(1)
Balance at December 31, 2022	$27
Purchase, sales and settlements, net	1
Unrealized gain	1
Balance at December 31, 2023	$29

Schedule of Actual Pension Plan Asset Allocations
Actual pension plan asset allocations are as follows:

	U.S.		Non U.S.
	2023	2022	2023	2022
Equity securities	52%	50%	37%	36%
Fixed-income securities	24%	22%	20%	20%
Alternatives	23%	26%	—%	—%
Guaranteed investment contracts	—%	—%	41%	42%
Cash and cash equivalents	1%	2%	2%	2%
	100%	100%	100%	100%